Investment Objectives and Goals	Feb. 29, 2024
Schwab Fundamental US Large Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Large Company Index Fund (formerly, Schwab® Fundamental US Large Company Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.

Schwab Fundamental US Small Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Small Company Index Fund (formerly, Schwab® Fundamental US Small Company Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.

Schwab Fundamental International Large Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Equity Index Fund (formerly, Schwab® Fundamental International Large Company Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental International Small Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Small Equity Index Fund (formerly, Schwab® Fundamental International Small Company Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental Emerging Markets Large Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental Emerging Markets Equity Index Fund (formerly, Schwab® Fundamental Emerging Markets Large Company Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

Schwab Fundamental Global Real Estate Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental Global Real Estate Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.